Form 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24F-2
December 31, 1999

1.  Name and address of issuer:
     General American Separate Account Twenty-Nine
     700 Market St.
     St. Louis, MO  63101

2.  Name of each series or class of funds for which this notice is filed:

     Pacific Fund
     Europe Fund
     America Fund
     Growth & Income Fund
     Latin America Fund
     Telecommunications Fund
     International Growth Fund
     Emerging Markets Fund
     Natural Resources
     Infrastructure
     AIM I.V. Global Growth and Income
     AIM I.V. Capital Appreciation
     AIM I.V. Telecommunications
     AIM I.V. International Equity

3.  Investment Company Act File Number:
     811-7252
    Securities Act File Number
     33-54774
4.  Last day of fiscal year for which this notice is filed:
     12/31/99

5.  Calculation of registration fee:
     (i)   Aggregate sale price of securities sold during fiscal year
            190463842

     (ii)  Aggregate price of securities redeemed or repurchased
            291520098

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission
            52255078

     (iv)  Total available redemption credits (add Items 5(ii)&(iii)
            343775176

     (v) Net sales (if item 5(i) is greater than item 5(iv) subtract item 5(iv) from item 5(i)
            N/A

     (vi) Redemption credits available for use in future years (if item 5(i) is less than item 5(iv) subtract item 5(iv) from item 5(i)
            (153311334)

     (vii) Multiplier for determining registration fee
            .000264

     (viii)Registration fee due (multiply item 5(v) by item 5(vii)
            0

6.  Prepaid Shares:
     N/A

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:
     N/A

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7:
     0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
     N/A